Assets Sold Under Agreements to Repurchase	12 Months Ended
Dec. 31, 2016
Brokers And Dealers [Abstract]
Assets Sold Under Agreements to Repurchase

Note 15—Assets Sold Under Agreements to Repurchase

Following is a summary of financial information relating to assets sold under agreements to repurchase:

	Year ended December 31,
	2016	2015	2014
	(dollars in thousands)
Weighted-average interest rate (1)	2.44%	2.33%	2.12%
Average balance	$3,382,528	$3,046,963	$2,311,273
Total interest expense	$92,838	$79,869	$58,304
Maximum daily amount outstanding	$5,573,021	$4,710,412	$3,203,989

	December 31,
	2016	2015
	(dollars in thousands)
Carrying value:
Unpaid principal balance	$3,784,685	$3,130,328
Unamortized debt issuance costs	(684)	(1,548)
	$3,784,001	$3,128,780
Weighted-average interest rate	2.70%	2.33%
Available borrowing capacity:
Committed	$518,932	$231,913
Uncommitted	1,092,253	661,756
	$1,611,185	$893,669
Margin deposits placed with counterparties included in Other assets	$29,634	$7,268
Fair value of assets securing agreements to repurchase:
Mortgage-backed securities	$863,802	$313,753
Mortgage loans acquired for sale at fair value	$1,627,010	$1,204,462
Mortgage loans at fair value	$1,345,021	$2,067,341
Real estate acquired in settlement of loans	$215,713	$283,343
CRT Agreements:
Deposits securing CRT agreements	$414,610	$—
Derivative assets	$9,078	$—

(1)	Excludes the effect of amortization of debt issuance costs of $8.8 million for the year ended December 31, 2016, and $8.9 million for the year ended December 31, 2015.

Following is a summary of maturities of outstanding assets sold under agreements to repurchase by facility maturity date:

Remaining Maturity at December 31, 2016	Unpaid principal balance
(in thousands)
Within 30 days	$1,185,874
Over 30 to 90 days	1,874,899
Over 90 days to 180 days	—
Over 180 days to 1 year	506,120
Over 1 year to 2 years	217,792
$3,784,685
Weighted average maturity (in months)	3.7

The Company is subject to margin calls during the period the agreements are outstanding and therefore may be required to repay a portion of the borrowings before the respective agreements mature if the fair value (as determined by the applicable lender) of the assets securing those agreements decreases.

The amount at risk (the fair value of the assets pledged plus the related margin deposit, less the amount advanced by the counterparty and interest payable) and maturity information relating to the Company’s assets sold under agreements to repurchase is summarized by counterparty below as of December 31, 2016:

Mortgage loans acquired for sale, Mortgage loans and REO sold under agreements to repurchase

		Weighted-average
Counterparty	Amount at risk	repurchase agreement maturity	Facility maturity
	(in thousands)
Citibank, N.A.	$249,493	January 21, 2017	March 3, 2017
JPMorgan Chase & Co.	$116,225	October 13, 2017	October 13, 2017
JPMorgan Chase & Co.	$1,854	January 26, 2017	January 26, 2017
Credit Suisse First Boston Mortgage Capital LLC	$149,984	March 21, 2017	March 30, 2017
Bank of America, N.A.	$23,156	March 22, 2017	March 29, 2017
Barclays Bank PLC	$4,590	March 21, 2017	December 1, 2017
Morgan Stanley	$6,622	February 17, 2017	August 25, 2017

Securities sold under agreements to repurchase

Counterparty	Amount at risk	Weighted average maturity
	(in thousands)
JPMorgan Chase & Co.	$4,539	January 20, 2017
Bank of America, N.A.	$15,526	January 17, 2017
Daiwa Capital Markets America Inc.	$8,218	January 14, 2017
Wells Fargo, N.A.	$7,116	January 9, 2017
Royal Bank of Canada	$2,590	January 19, 2017

CRT Agreements

Counterparty	Amount at risk	Weighted average maturity
	(in thousands)
JPMorgan Chase & Co.	$72,670	January 13, 2017
Bank of America, N.A.	$33,731	January 16, 2017
BNP Paribas Corporate & Institutional Banking	$19,498	January 13, 2017